Mainland China Contribution Plan And Profit Appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Mainland China Contribution Plan And Profit Appropriation
Total accumulated monthly contributions for employee benefit plan	$ 8,600	51,875	44,596	39,347
Ongoing obligations to the employees subsequent to the contributions to the PRC plan	$ 0